Depreciation Amortization and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Depreciation of property, plant and equipment	$ (21,169)	$ (20,659)	$ (19,370)
Amortization of intangible assets	(74,140)	(66,158)	(62,475)
Depreciation of the period	(31,857)
Totals	$ (127,166)	$ (86,817)	$ (81,845)